Securities (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Schedule of Available-for-sale Securities [Line Items]
Unrealized gain (loss) on securities	$ 21,000	$ 9,000
Pledged securities	2,100,000	2,300,000
Total pledged securities included term deposits and/or overnight deposits	1,500,000	1,500,000
Unrealized losses for period of less than twelve months	$ 2,000
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized gain (loss) on securities		$ 64,000